Additional Financial Information of Parent Company - Condensed Statements of Operations and Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Fair value change in trading securities	¥ 23,967	$ 3,761	¥ 18,140	¥ 0
Income tax expenses	(14,191)	(2,227)	(19,336)	14,676
Net loss attributable to Full Truck Alliance Co. Ltd.	(3,654,528)		(3,470,480)	(1,523,657)
Other comprehensive income (loss)
Comprehensive loss attributable to Full Truck Alliance Co. Ltd.	(4,188,105)	(657,205)	(3,968,629)	(1,434,251)
Parent Company [Member]
Cost and operating expenses	(3,959,299)	(621,300)	(3,729,055)	(712,108)
Interest income	153,749	24,127	93,897	176,925
Investment income	(379)	(59)
Fair value change in trading securities	18,333	2,877
Impairment loss and others	(44,348)	(6,960)
Equity in losses of equity investees	(5,696)	(894)	(10,975)	(1,444)
Income tax expenses	(14,090)	(2,211)
Equity in (loss) income of subsidiaries, VIEs and VIEs' subsidiaries	197,282	30,957	175,661	(987,023)
Net loss attributable to Full Truck Alliance Co. Ltd.	(3,654,448)	(573,463)	(3,470,472)	(1,523,650)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of tax of nil	(533,657)	(83,742)	(498,157)	89,399
Comprehensive loss attributable to Full Truck Alliance Co. Ltd.	¥ (4,188,105)	$ (657,205)	¥ (3,968,629)	¥ (1,434,251)